EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                                April 28, 2004


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services
       --------------------------------------------------

    Re: Form N-1A for Eaton Vance Special Investment Trust (the "Registrant") on behalf of the Funds listed on Appendix A (collectively, the "Funds") Post-Effective Amendment No. 70 (1933 Act File No. 2-27962)
         Amendment No. 57 (1940 Act File No. 811-1545) (the "Amendment")
         ---------------------------------------------------------------

Ladies and Gentlemen:

     On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act") and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectuses and statements of additional information ("SAIs") for the Funds, and exhibits. The Funds (except Eaton Vance Balanced Fund, Eaton Vance Institutional Short Term Treasury Fund and Eaton Vance Small-Cap Value Fund) are "feeder" funds investing in corresponding "master" funds.

     The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant. The prospectuses and SAIs included in the Amendment have been marked to show changes from the combined prospectus and SAI of Eaton Vance Balanced Fund, Eaton Vance Large-Cap Core Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Small-Cap Growth Fund, Eaton Vance Small-Cap Value Fund, Eaton Vance
Special Equities Fund and Eaton Vance Utilities Fund contained in the Registrant's Post-Effective Amendment No. 69 filed with the Securities and Exchange Commission ("SEC") on February 26, 2004 (Accession No. 0000940394-04-000169), from the prospectuses and SAIs of Eaton Vance Emerging Markets Fund, Eaton Vance Greater India Fund and Eaton Vance Institutional Short Term Treasury Fund contained in the Registrant's Post-Effective Amendment No. 67 filed with the SEC on April 23, 2003 (Accession No. 0000940394-03-000236) and from the prospectus and SAI of Eaton Vance Institutional Short Term Income Fund contained in the Registrant's 497 filing made with the SEC on February 7, 2004 (Accession No. 0000940394-04-000786).

     In  connection  with  Post-Effective   Amendment  No.  69  filed  with  the
Commission under Rule 485(a) of the 1933 Act on February 26, 2004, the undersigned received the following comments from Vincent DeStefano of the Division of Investment Management on April 19, 2004 and the Amendment reflects the responses indicated:

Securities and Exchange Commission
April 26, 2004
Page Two


      Comment:      Under Fund Summaries,  add disclosure regarding the risks of investing in value stocks.

      Response:     The  requested  disclosure  has been  added to page 4 of the prospectus.

      Comment:      If any Fund  invests in junk  bonds,  add  appropriate  risk disclosure to the Fund Summaries.

      Response: Balanced Fund, Large-Cap Value Fund and Utilities Fund may invest a portion of assets in fixed-income securities rated below investment grade. Disclosure of the risks associated with such securities has been added to page 4 of the prospectus.

      Comment:      Add  a  statement  to  the  derivatives  disclosure  in  the prospectus that engaging in derivatives for  non-hedging purpose is speculative.

      Response:     The  requested  disclosure  has been added to page 18 of the prospectus.

     Disclosure relating to Eaton Vance Small-Cap Value Fund now reflects the Fund's direct investment in securities. Prior to May 1, 2004, the Fund pursued its investment objective by investing in a master fund. The Fund entered into investment advisory and sub-advisory agreements pursuant to no-action relief granted by the Division of Investment Management on March 30, 2004 (SEC Ref. No. 20041161621).

     The Amendment is also being filed for the purpose of bringing the financial statements and other information up to date, and in conjunction therewith contains other non-material changes. The Amendment is filed pursuant to Rule 485(b) and will be effective May 1, 2004.

     Pursuant to Rule 485(b)(4), counsel's representation letter dated April 26, 2004 is also transmitted herewith and is a conformed copy. The manually signed original letter is maintained at the offices of the Registrant.

Securities and Exchange Commission
April 26, 2004
Page Three


     The  Registrant   incorporates  by  reference  the  financial   information
contained in the Annual Reports to Shareholders and Portfolio Financial Statements dated December 31, 2003 as follows:

                  Fund                             Accession Number
                  ----                             ----------------

     Eaton Vance Balanced Fund                   0001047469-04-007047
        Capital Growth Portfolio                 0001047469-04-007048
        Investment Grade Income Portfolio        0001047469-04-007052
     Eaton Vance Large-Cap Core Fund             0001047469-04-007100
        (Large-Cap Core Portfolio)
     Eaton Vance Large-Cap Value Fund            0001047469-04-006874
        (Large-Cap Value Portfolio)
     Eaton Vance Small-Cap Growth Fund           0001047469-04-006877
        (Small-Cap Growth Portfolio)
     Eaton Vance Small-Cap Value Fund            0001047469-04-006748
        (Small-Cap Value Portfolio)
     Eaton Vance Special Equities Fund           0001047469-04-007094
        (Special Equities Portfolio)
     Eaton Vance Utilities Fund                  0001047469-04-006914
        (Utilities Portfolio)
     Eaton Vance Emerging Markets Fund           0001047469-04-007107
        (Emerging Markets Portfolio)
     Eaton Vance Greater India Fund              0001047469-04-007105
        (South Asia Portfolio)
     Eaton Vance Institutional Short Term        0001047469-04-006911
        Treasury Fund
     Eaton Vance Institutional Short Term        0001047469-04-006913
        Income Fund

     If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 598-8305 or fax (617) 338-8054.

                                                Very truly yours,


                                                /s/ Maureen A. Gemma
                                                Maureen A. Gemma, Esq.
                                                Vice President

                                    APPENDIX
                                    --------

                            Eaton Vance Balanced Fund
                         Eaton Vance Large-Cap Core Fund
                        Eaton Vance Large-Cap Value Fund
                        Eaton Vance Small-Cap Growth Fund
                        Eaton Vance Small-Cap Value Fund
                        Eaton Vance Special Equities Fund
                           Eaton Vance Utilities Fund
                        Eaton Vance Emerging Markets Fund
                         Eaton Vance Greater India Fund
                Eaton Vance Institutional Short Term Income Fund
               Eaton Vance Institutional Short Term Treasury Fund
                           (collectively, the "Funds")